Debt Obligations and Financing Arrangements	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Debt Disclosure [Abstract]
Debt Obligations and Financing Arrangements

(4) Debt obligations and financing arrangements

Long-term debt consists of the following (in thousands):

	October 31, 2015	November 1, 2014	January 31, 2015
Term loan	$212,377	$321,969	$321,287
Capital leases	70	—	—

Total debt	212,447	321,969	321,287
Less: current portion	(3,367)	(3,350)	(7,794)

Long—term debt	$209,080	$318,619	$313,493

The Company has two credit agreements in place including a Term Loan and a Revolving Credit Facility. As of October 31, 2015, November 1, 2014, and January 31, 2015 the amounts outstanding under the Term Loan, are net of unamortized original issue discount of $1.6 million, $2.9 million and $2.8 million, respectively.

The variable methods of determining interest rates for the Term Loan, calculated as the higher of the Prime Rate, the Federal Funds Effective Rate plus 0.50%, the Eurodollar Rate plus 1.00%, or 2.00%; plus the Applicable Margin. The Term Loan also allows for Eurodollar Loans with a floor of 1.00%, plus the Applicable Margin. The Applicable Margin is 2.75% for a Base Rate Loan and 3.75% for a Eurodollar Loan. As of October 31, 2015 and November 1, 2014, the interest rate on outstanding borrowings under the Term Loan was 4.75%.

On April 11, 2014, the Company entered into a Second Amendment to the Term Loan which allowed the Company to borrow an additional principal amount of $60.0 million. The primary purpose of the additional term loan borrowing was to distribute $58.0 million as a cash dividend to common shareholders as consented by the original Term Loan lenders. The total dividend amount was recorded as a reduction of retained earnings of $23.6 million to reduce the retained earnings balance as of the dividend date to zero and the additional $34.4 million was recorded as a reduction of additional paid-in capital. The proceeds received were net of $2.0 million, of which $1.3 million was recognized as deferred financing fees, $0.4 million was recorded as additional original issue discount, and $0.3 million was recognized as selling, general and administrative expenses. In connection with this amendment, $0.4 million of debt issuance cost and $0.2 million of original issue discount were accelerated on the date of the amendment and included within the loss on the extinguishment of debt.

On May 27, 2015, the Company amended the Term Loan and Revolving Credit Facility to, among other things, increase the size of the Revolving Credit Facility from $75.0 million to $125.0 million and to permit a dividend to holders of the Company’s outstanding common stock. On May 27, 2015, the Company borrowed $50.0 million under the Revolving Credit Facility and the proceeds were used to pay an aggregate cash dividend of $48.8 million to holders of outstanding common stock. The total dividend amount was recorded as a reduction of retained earnings of $33.9 million to reduce the retained earnings balance as of the dividend date to zero and the additional $14.9 million was recorded as a reduction of additional paid-in capital.

In July 2015, the Company repaid $50.0 million on the Revolving Credit Facility and $103.1 million of principal on the Term Loan using proceeds from the IPO. In connection with this repayment, $1.5 million of debt issuance costs and $0.8 million of original issue discount were written off and included in the loss on extinguishment of debt.

Under the terms of the Revolving Credit Facility, as of October 31, 2015 the Company could borrow up to 90.0% of the most recent appraised value (valued at cost, discounted for the current net orderly liquidation value) of our eligible inventory, as defined, up to $125.0 million. The Revolving Credit Facility includes a $25.0 million sub-facility for letters of credit and a $20.0 million swingline loan facility. The Revolving Credit Facility includes variable methods of determining interest rates, calculated as the higher of the Prime Rate, the Federal Funds Effective Rate plus 0.50%, or the Eurodollar Rate plus 1.00%; plus Applicable Margin (which could range from 0.75% to 1.25%). Under the terms of the Revolving Credit Facility, the Applicable Margin may fluctuate subject to periodic measurements of average availability, as defined. The Revolving Credit Facility also allows for Eurodollar Loans comprised of the Eurodollar Base Rate plus Applicable Margin (which could range from 1.75% to 2.25%).

As of October 31, 2015, Ollie’s had $18.1 million of outstanding borrowings under the Revolving Credit Facility, with $103.4 million of borrowing availability, letter of credit commitments of $3.3 million and $0.2 million of rent reserves. The interest rate applicable to the outstanding borrowings as of October 31, 2015 is 4.00%. The Revolving Credit Facility also contains a variable unused line fee ranging from 0.250% to 0.375% per annum.

The Revolving Credit Facility and Term Loan are collateralized by the Company’s assets and equity and contain financial covenants, as well as certain business covenants, including restrictions on dividend payments, which the Company must comply with during the term of the agreements. The Company was in compliance with all terms of the agreements during and as of the thirty-nine weeks ended October 31, 2015 and November 1, 2014.

(5) Debt obligations and financing arrangements

Long-term debt consists of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Term loan	$321,287	$268,479
Less: current portion	(7,794)	(7,012)

Long-term debt	$313,493	$261,467

As of January 31, 2015, the scheduled principal payments of debt are as follows (in thousands):

Fiscal year ending:
January 30, 2016	$7,794
January 28, 2017	3,350
February 3, 2018	3,350
February 2, 2019	3,350
February 1, 2020	306,231
Thereafter	—

Total cash principal payments	324,075
Less: Unamortized original issue discount	(2,788)

Total cash principal payments, net	$321,287

On September 28, 2012, the Company entered into two credit agreements with a total value of $300.0 million. The $300.0 million was comprised of a $75.0 million revolving credit facility (Credit Facility) and a $225.0 million term loan (Term Loan). The Credit Facility has Manufacturers and Traders Trust Company (M&T Bank) as administrative agent, and certain financial institutions as lenders. The Term Loan has Jefferies Finance LLC (Jefferies) as administrative agent, and certain financial institutions as lenders. As part of the Term Loan, the Company was required to pay a $2.5 million original issue discount.

On February 26, 2013, the Company entered into a First Amendment to the Term Loan (First Amendment) which allowed the Company to borrow an additional principal amount of $50.0 million. The proceeds received were net of a soft call premium of $2.2 million, of which $1.8 million was recorded as additional original issue discount and $0.4 million was recognized as interest expense on the date of the amendment. The primary purpose of this additional term loan borrowing was a $46.2 million repurchase of 4,999,625 shares of Class A Common Stock from our majority shareholder as consented by the original Term Loan lenders. In addition, various arrangement fees and legal fees totaling $1.6 million were incurred in connection with this amendment, of which $1.1 million were recorded as deferred financing fees and $0.5 million were recognized in selling, general and administrative expense on the date of the amendment. In connection with this amendment, $1.1 million of debt issuance cost and $0.4 million of original issue discount were accelerated on the date of the amendment and included within interest expense.

On April 11, 2014, the Company entered into a Second Amendment to the Term Loan (Amended Term Loan) which allowed the Company to borrow an additional principal amount of $60.0 million. The primary purpose of the additional term loan borrowing was to distribute $58.0 million as a cash dividend to common shareholders as consented by the original Term Loan lenders. The total dividend amount was recorded as a reduction of retained earnings of $23.6 million to reduce the retained earnings balance as of the dividend date to zero and the additional $34.4 million was recorded as a reduction of additional paid-in capital. The proceeds received were net of $2.0 million, of which $1.3 million was recognized as deferred financing fees, $0.4 million was recorded as additional original issue discount, and $0.3 million was recognized as selling, general and administrative expenses. In connection with this amendment, $0.4 million of debt issuance cost and $0.2 million of original issue discount were accelerated on the date of the amendment and included within interest expense.

The Amended Term Loan is payable in 27 consecutive quarterly payments of $0.8 million to be made on the last business day of each fiscal quarter beginning with February 1, 2013, with the remaining unpaid principal balance of the Amended Term Loan along with all accrued and unpaid interest to be paid by September 28, 2019. The Amended Term Loan provides for an “Excess Cash Flow” payment, as defined, to be made on or before 125 days from the end of the Company’s fiscal year of each year beginning with the fiscal year ended February 1, 2014. The Excess Cash Flow payment expected to be made for the fiscal year ended January 31, 2015 is $4.4 million and is included in current portion of long-term debt as of January 31, 2015. The Excess Cash Flow payment for the fiscal year ended February 1, 2014 was $4.3 million and was included in current portion of long-term debt as of February 1, 2014.

The credit agreement includes variable methods of determining interest rates for the Amended Term Loan, calculated as the higher of the Prime Rate, the Federal Funds Effective Rate plus 0.50%, the Eurodollar Rate plus 1.00%, or 2.00%; plus the Applicable Margin. The Amended Term Loan also allows for Eurodollar Loans with a floor of 1.00%, plus the Applicable Margin. As part of the Second Amendment to the Term Loan, the Applicable Margin on the interest rate was reduced by 0.25% (from 3.00% to 2.75% for a Base Rate Loan and from 4.00% to 3.75% for a Eurodollar Loan), the floor was reduced from 1.25% to 1.00%. As of January 31, 2015 and February 1, 2014, the interest rate on outstanding borrowings under the Amended Term Loan was 4.75% and 5.25%, respectively.

Under the terms of the Credit Facility, as of January 31, 2015 the Company could borrow up to 90.0% of the most recent appraised value (valued at cost, discounted for the current net orderly liquidation value) of our eligible inventory, as defined, up to $75.0 million. The Credit Facility includes a $25.0 million sub-facility for letters of credit and a $20.0 million swingline loan facility. The Credit Facility includes variable methods of determining interest rates, calculated as the higher of the Prime Rate, the Federal Funds Effective Rate plus 0.50%, or the Eurodollar Rate plus 1.00%; plus Applicable Margin (which could range from 0.75% to 1.25%). Under the terms of the Credit Facility, the Applicable Margin may fluctuate subject to periodic measurements of average availability, as defined. The Credit Facility also allows for Eurodollar Loans comprised of the Eurodollar Base Rate plus Applicable Margin (which could range from 1.75% to 2.25%). The agreement also allows the Company to increase the amount of the revolving credit facility by $25.0 million, subject to certain requirements and restrictions.

As of January 31, 2015, Ollie’s had no outstanding borrowings under the Credit Facility, with $73.5 million of borrowing availability, letter of credit commitments of $1.3 million and $0.2 million of rent reserves. The interest rate applicable if borrowings were outstanding as of January 31, 2015 would have been in a range of 2.19% and 4.25%. The Credit Facility also contains a variable unused line fee ranging from 0.250% to 0.375% per annum and the Company incurred unused line fees of $0.2 million for fiscal years 2014 and 2013.

The Amended Credit Facility and Amended Term Loan are collateralized by the Company’s assets and equity and contain financial covenants, as well as certain business covenants, including restrictions on dividend payments, that the Company must comply with during the term of the agreement. The Company was in compliance with all terms and agreements during and as of the years ended January 31, 2015 and February 1, 2014.

The provisions of the Amended Term Loan and the Credit Facility restrict all of the net assets of the Company’s consolidated subsidiaries, which constitutes all of the net assets on the Company’s consolidated balance sheet as of January 31, 2015, from being used to pay any dividends or make other restricted payments to the Company without prior written consent from the financial institutions party to the Company’s Amended Term Loan and Credit Facility, subject to certain exceptions.